Goodwill and Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets
Schedule of indefinite lived intangible assets

The Company’s intangible assets, net consists of the following (in thousands):

	September 30, 2024
	(Successor)
	Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

IPR&D	Indefinite	$22,100	$—	$22,100
Developed technology	5.0	4,100	(139)	3,961
Total		$26,200	$(139)	$26,061

Schedule of finite lived intangible assets

The Company’s intangible assets, net consists of the following (in thousands):

	September 30, 2024
	(Successor)
	Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

IPR&D	Indefinite	$22,100	$—	$22,100
Developed technology	5.0	4,100	(139)	3,961
Total		$26,200	$(139)	$26,061